SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of property and equipment

Category	Estimated Useful Life	Estimated Residual

Machinery and equipment-data center equipment	5 years	5%
Machinery and equipment- mining machine and other equipment	2-3 years	—
Electronics and office equipment	3-5 years	5%
Motor vehicles	5-10 years	5%
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets	—

Schedule of estimated useful lives of intangible assets

Category	Estimated Useful Life
Computer software	3-10 years
Internet domain name	10 years
Licensing agreement	Agreement term
Intangible assets arising from business combination and asset acquisitions
Licenses and brand name	10 years
Mobile applications and software	5 years
Internet domain name and brand name	10 years
Strategic contract	5 years
Unpatented technology	3 years

Schedule of impact of error on financial statements

	As of December 31, 2021
Consolidated Balance Sheet	As Reported	Effect of Adjustment	As Revised
Cryptocurrency assets	$55,077	$(1,887)	$53,190
Total current assets	95,143	(1,887)	93,256
Total assets	296,116	(1,887)	294,229
Accumulated deficit and statutory reserve	(384,867)	(1,887)	(386,754)
Total shareholders' equity	207,150	(1,887)	205,263
Total liabilities and shareholders' equity	296,116	(1,887)	294,229

	For the year ended December 31, 2021
	As	Effect of
Consolidated Statement of Comprehensive Loss	Reported	Adjustment	As Revised
Net gain on disposal of cryptocurrency assets	$6,717	$4,675	$11,392
Impairment of cryptocurrency assets	(31,757)	(6,562)	(38,319)
Operating loss from continuing operations	(68,350)	(1,887)	(70,237)
Loss before income tax from continuing operations	(63,925)	(1,887)	(65,812)
Net loss from continuing operations	(63,566)	(1,887)	(65,453)
Net loss	(72,487)	(1,887)	(74,374)
Net loss attributable to BIT Mining Limited	(60,516)	(1,887)	(62,403)
Losses per share for Class A and Class B ordinary shares outstanding-Basic and Diluted:
Net loss from continuing operations	(0.08)	(0.01)	(0.09)
Net loss	(0.09)	(0.01)	(0.10)
Losses per American Depositary Share ("ADS*") (1 ADS represents 100 Class A ordinary shares)-Basic and Diluted:
Net loss from continuing operations	(8.32)	(0.30)	(8.62)
Net loss	(9.72)	(0.30)	(10.02)
*	American Depositary Shares, which are traded on the NYSE. Each ADS represents one hundred Class A ordinary shares of the Company.

Note: Losses per ADS have been retrospectively adjusted for the ADS Ratio Change from the former ADS Ratio of 1 ADS to 10 Class A ordinary shares, to the current ADS Ratio of 1 ADS to 100 Class A ordinary shares, effective on December 23, 2022.

	For the year ended December 31, 2021
Consolidated Statement of Cash Flows	As Reported	Effect of Adjustment	As Revised
Net loss	$(72,487)	$(1,887)	$(74,374)
Impairment of cryptocurrency assets	31,757	6,562	38,319
Net gain on disposal of cryptocurrency assets	(6,717)	(4,675)	(11,392)

	For the year ended December 31, 2021
Consolidated Statement of Changes in	Accumulated deficit and	Total shareholders'
Shareholders' Equity	statutory reserve	equity
Net loss for the year (as reported)	$(60,516)	$(72,487)
Net loss for the year (effect of adjustment)	(1,887)	(1,887)
Net loss for the year (as revised)	(62,403)	(74,374)

Balance as of December 31, 2021 (as reported)	(384,867)	207,150
Balance as of December 31, 2021 (effect of adjustment)	(1,887)	(1,887)
Balance as of December 31, 2021 (as revised)	(386,754)	205,263